Quarterly Holdings Report
for
Fidelity® Disruptive Communications ETF
August 31, 2026
DRC-NPRT1-1026
1.9907226.103
Common Stocks - 99.7%
	Shares	Value ($)
CANADA - 2.8%
Communication Services - 2.8%
Diversified Telecommunication Services - 2.8%
Quebecor Inc Class B	64,591	2,861,028
CHINA - 3.8%
Communication Services - 1.4%
Interactive Media & Services - 1.4%
Tencent Holdings Ltd	25,612	1,480,170
Consumer Discretionary - 2.4%
Broadline Retail - 2.4%
Alibaba Group Holding Ltd ADR	11,857	1,351,935
PDD Holdings Inc Class A ADR (b)	12,524	1,052,016
TOTAL CONSUMER DISCRETIONARY		2,403,951
TOTAL CHINA		3,884,121
KOREA (SOUTH) - 1.3%
Communication Services - 1.3%
Interactive Media & Services - 1.3%
NAVER Corp	8,574	1,360,763
NETHERLANDS - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
NXP Semiconductors NV	3,241	728,058
SINGAPORE - 3.4%
Consumer Discretionary - 3.4%
Broadline Retail - 3.4%
Sea Ltd Class A ADR (b)	30,579	3,470,105
TAIWAN - 10.3%
Information Technology - 10.3%
Semiconductors & Semiconductor Equipment - 10.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	24,784	10,293,291
UNITED STATES - 77.4%
Communication Services - 44.4%
Diversified Telecommunication Services - 2.7%
Space Exploration Technologies Corp Class A (a)	18,884	2,713,442
Entertainment - 20.0%
Liberty Media Corp-Liberty Formula One Class C (b)	17,651	1,764,217
Live Nation Entertainment Inc (b)	11,493	2,067,476
Netflix Inc (b)	16,295	1,320,710
ROBLOX Corp Class A (b)	69,826	2,883,116
Roku Inc Class A (b)	14,046	2,204,239
Spotify Technology SA (a)(b)	5,329	2,896,951
Take-Two Interactive Software Inc (b)	7,662	1,683,341
Walt Disney Co/The	14,396	1,548,290
Warner Bros Discovery Inc (b)	90,189	2,573,092
Warner Music Group Corp Class A	44,200	1,246,882
		20,188,314
Interactive Media & Services - 15.5%
Alphabet Inc Class A	23,518	7,980,833
Meta Platforms Inc Class A	9,876	5,652,430
Reddit Inc Class A (b)	13,906	2,055,446
		15,688,709
Media - 3.6%
AppLovin Corp Class A (b)	4,117	1,284,751
Magnite Inc (b)	101,516	2,384,611
		3,669,362
Wireless Telecommunication Services - 2.6%
T-Mobile US Inc	14,346	2,588,592
TOTAL COMMUNICATION SERVICES		44,848,419
Consumer Discretionary - 5.2%
Broadline Retail - 5.2%
Amazon.com Inc (b)	20,224	5,253,588
Industrials - 1.0%
Construction & Engineering - 1.0%
Dycom Industries Inc (b)	3,317	965,943
Information Technology - 26.8%
Communications Equipment - 6.8%
Arista Networks Inc (b)	35,323	6,912,359
IT Services - 5.7%
Cloudflare Inc Class A (b)	8,314	2,536,684
Twilio Inc Class A (b)	13,879	3,270,309
		5,806,993
Semiconductors & Semiconductor Equipment - 5.9%
NVIDIA Corp	26,807	5,918,449
Software - 5.8%
Cadence Design Systems Inc (b)	5,703	1,932,062
Microsoft Corp	2,452	1,243,875
Synopsys Inc (b)	1,438	632,130
Unity Software Inc (b)	19,075	803,058
Zoom Communications Inc Class A (b)	12,629	1,220,972
		5,832,097
Technology Hardware, Storage & Peripherals - 2.6%
Apple Inc	8,381	2,655,520
TOTAL INFORMATION TECHNOLOGY		27,125,418
TOTAL UNITED STATES		78,193,368
TOTAL COMMON STOCKS (Cost $68,001,625)		100,790,734

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	296,845	296,904
Fidelity Securities Lending Cash Central Fund (c)(d)	3.72	1,451,955	1,452,100
TOTAL MONEY MARKET FUNDS (Cost $1,749,004)			1,749,004

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $69,750,629)	102,539,738
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(1,437,437)
NET ASSETS - 100.0%	101,102,301

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $303,128.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	20,960	683,156	407,212	2,336	-	-	296,904	296,845
Fidelity Securities Lending Cash Central Fund	1,987,684	12,123,980	12,659,564	2,788	-	-	1,452,100	1,451,955
	2,008,644	12,807,136	13,066,776	5,124	-	-	1,749,004

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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